Sales (Tables)	12 Months Ended
Dec. 31, 2019
Sales [abstract]
Schedule of Sales by Product and Geographical Area

	Year ended December 31, 2019
	Peru	Mexico	Total
Silver-gold concentrates	$-	$183,197	$183,197
Silver-lead concentrates	39,936	-	39,936
Zinc concentrates	33,686	-	33,686
Provisional pricing adjustments	(740)	1,108	368
Sales to external customers	$72,882	$184,305	$257,187

	Year ended December 31, 2018
	Peru	Mexico	Total
Silver-gold concentrates	$-	$180,151	$180,151
Silver-lead concentrates	40,254	-	40,254
Zinc concentrates	48,831	-	48,831
Provisional pricing adjustments	(1,636)	(4,304)	(5,940)
Sales to external customers	$87,449	$175,847	$263,296

Schedule of Sales by Major Customer

	Years ended December 31,
	2019	2018
Customer 1	$184,304	$163,425
Customer 2	72,938	66,429
Customer 3	(55)	33,442
	$257,187	$263,296